CORPORATE INFORMATION (Details Textual) (USD $)	12 Months Ended																																								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2007	Dec. 31, 2012	Jul. 18, 2011 Chinese Partners [Member]	Sep. 05, 2007 Hyt [Member]	Sep. 30, 2012 Enping City Bi Tao A Power Fishery Development Co Limited [Member]	Apr. 02, 2012 Jiang Men City Power Fishery Development Co Limited [Member]	Jan. 02, 2012 Jiang Men City Power Fishery Development Co Limited [Member]	Dec. 31, 2011 Jiang Men City Power Fishery Development Co Limited [Member]	Jan. 31, 2012 Enping City A Power Cattle Farm Co Limited [Member]	Sep. 17, 2012 Jiang Men City Hang Mei Cattle Farm Development Co Limited [Member]	Jun. 30, 2013 Meiji [Member]	Dec. 31, 2012 Meiji [Member]	Nov. 27, 2007 Meiji [Member]	May 25, 2009 Pmh [Member]	Nov. 26, 2008 Pmh [Member]	May 25, 2009 Other Entities [Member]	May 07, 2010 Apwam [Member]	Sep. 30, 2009 Apwam [Member]	Dec. 31, 2012 Sjap [Member]	Jul. 18, 2011 Sjap [Member]	Sep. 30, 2009 Sjap [Member]	May 07, 2010 Garwor [Member]	Apr. 02, 2012 Jfd [Member]	Nov. 17, 2011 Jfd [Member]	Nov. 17, 2011 Ebapfd [Member]	Feb. 28, 2011 Ebapfd [Member]	Jun. 30, 2013 Hsa [Member]	Jul. 18, 2011 Hsa [Member]	Jun. 30, 2013 Tri Way Industries Limited [Member]	Dec. 31, 2012 Tri Way Industries Limited [Member]	Nov. 27, 2007 Hst [Member]	Sep. 05, 2007 Hst [Member]	Feb. 28, 2011 Ebapcd [Member]	Jun. 30, 2013 Jhmc [Member]	Sep. 30, 2012 Jhmc [Member]	Sep. 17, 2012 Jhmc [Member]	Sep. 30, 2012 Ecf [Member]	Nov. 17, 2011 Ecf [Member]	Jun. 30, 2013 Meiji and Sjap [Member]	Dec. 31, 2011 Hyt And Zx [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		32,000,000
Noncontrolling Interest, Ownership Percentage by Parent												100.00%	100.00%		45.00%	80.00%	55.00%	45.00%	100.00%				55.00%							100.00%	100.00%										100.00%
Business Acquisition, Percentage of Voting Interests Acquired																						45.00%
Equity Method Investment, Ownership Percentage				24.00%										75.00%							50.00%			75.00%	25.00%	25.00%	25.00%		26.00%			25.00%	75.00%	25.00%			75.00%	25.00%	25.00%
Additional Equity Method Investment Ownership Percentage					78.00%						50.00%
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Sale of Interest by Parent	$ 45,000,000																																								$ 45,000,000
Percentage Of Addition Minority Interest In Joint Ventures							25.00%	25.00%																												75.00%
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned								1,662,365
Unconsolidated equity investee	$ 1,258,607		$ 0			$ 2,944,176	$ 1,702,580		$ 1,258,607	$ 1,076,489			$ 130,000							$ 425,000								$ 719,100							$ 400,000		$ 4,020,665	$ 2,944,176		$ 280,000